Restricted Net Assets - Additional Information (Details) - Variable Interest Entities ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted Net Assets [Line Items]
Statutory reserves	¥ 20,071	$ 2,956	¥ 23,073
Amounts of restricted paid-in capital and reserve funds of PRC subsidiaries and net assets of VIEs	¥ 18,644,489	$ 2,746,036